5. Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment
4.	PROPERTY AND EQUIPMENT

The following table sets forth the components of the Company’s property and equipment at September 30, 2020 and December 31, 2019:

	September 30, 2020			December 31, 2019
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Capital assets subject to depreciation:
Computers, software and office equipment	$2,805,657	$(2,175,870)	$629,787	$2,184,327	$(1,882,567)	$301,760
Machinery and equipment	185,909	(146,739)	39,170	175,761	(125,272)	50,489
Vehicles	163,525	(99,737)	63,788	158,849	(77,133)	81,716
Furniture and fixtures	422,234	(357,928)	64,306	399,512	(323,771)	75,741
Leasehold improvements	1,143,703	(877,113)	266,590	1,081,076	(764,070)	317,006
Total fixed assets	4,721,028	(3,657,387)	1,063,641	3,999,525	(3,172,813)	826,712
Capital assets not subject to depreciation:
Construction in progress	26,594	—	26,594	25,433	—	25,433
Total fixed assets	$4,747,622	$(3,657,387)	$1,090,235	$4,024,958	$(3,172,813)	$852,145

For the nine months ended September 30, 2020 and 2019, the Company recorded depreciation expense of $333,473 and $374,584, respectively.

5.	PROPERTY AND EQUIPMENT

The following table sets forth the components of the Company’s property and equipment at December 31, 2019 and 2018:

	December 31, 2019			December 31, 2018
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Capital assets subject to depreciation:
Computers, software and office equipment	$2,184,327	$(1,882,567)	$301,760	$1,937,987	$(1,508,104)	$429,883
Machinery and equipment	175,761	(125,272)	50,489	167,731	(99,900)	67,831
Vehicles	158,849	(77,133)	81,716	153,927	(120,728)	33,199
Furniture and fixtures	399,512	(323,771)	75,741	381,248	(284,410)	96,838
Leasehold improvements	1,081,076	(764,070)	317,006	1,031,687	(623,125)	408,562
Total fixed assets	3,999,525	(3,172,813)	826,712	3,672,580	(2,636,267)	1,036,313
Capital assets not subject to depreciation:
Construction in progress	25,433	–	25,433	–	–	–
Total fixed assets	$4,024,958	$(3,172,813)	$852,145	$3,672,580	$(2,636,267)	$1,036,313

For the years ended December 31, 2019 and 2018, the Company recorded depreciation expense of $477,079 and $395,556 respectively.